NON-WHOLLY OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 7,261	$ 3,531
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interest	6,967	3,383	$ 2,814
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Non-controlling interest	3,166	424	476
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Non-controlling interest	833	1,534
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Non-controlling interest	2,968	1,425	$ 2,338
Individually Immaterial Subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 294	$ 148